Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN TAX EXEMPT INCOME FUND
Entity Central Index Key	0000215740
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000032332
Shareholder Report [Line Items]
Fund Name	Elfun Tax-Exempt Income Fund
Trading Symbol	ELFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun Tax-Exempt Income Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Tax-Exempt Income Fund	$11	0.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22% [1]
AssetsNet	$ 791,081,087
Holdings Count | Holding	470
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$791,081,087 Number of Portfolio Holdings470 Portfolio Turnover Rate27%
Holdings [Text Block]

Top Ten States

Table Summary
States	%
Texas	9.4%
New York	8.8%
Florida	7.7%
Massachusetts	7.0%
Illinois	6.5%
Pennsylvania	6.3%
Washington	5.2%
California	4.3%
New Jersey	4.2%
Georgia	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
New Jersey Educational Facilities Authority, 5.50%, due 09/01/33	1.0%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, 5.25%, due 12/01/44	1.0%
City of Tampa Water & Wastewater System Revenue, 5.25%, due 10/01/57	0.9%
Omaha Public Power District, 5.00%, due 02/01/55	0.8%
Hudson Yards Infrastructure Corp., 4.00%, due 02/15/47	0.7%
East Bay Municipal Utility District Water System Revenue, 5.00%, due 06/01/55	0.7%
Texas Water Development Board, 4.75%, due 10/15/50	0.7%
City of Chicago Wastewater Transmission Revenue, 5.50%, due 01/01/62	0.7%
City of Griffin Public Utility Revenue, 5.00%, due 01/01/56	0.7%
School Board of Miami-Dade County, 5.00%, due 03/15/47	0.7%

[1]	Annualized.